Inflation Focus Equity Series
Inflation Focus Equity Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth and inflation protection primarily through investment in equity securities that are expected to benefit from an inflationary environment.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
INFLATION FOCUS EQUITY SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees (USD $)	Inflation Focus Equity Series CLASS A
Shareholder Fees (paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Inflation Focus Equity Series CLASS A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.24%
Less Fee Waivers and Expense Reimbursements		(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	1.21%
[1]	(AFFE)
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[3]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total direct annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Inflation Focus Equity Series CLASS A	123	390	678	1,497

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 56% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of its goal, the Series will normally invest at least 80% of its net assets in equity securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depositary Receipts (ADRs). The Series may invest in stocks of small, large, or mid-size companies. The Series may also purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may also invest up to 20% of its net assets in fixed income securities for defensive purposes or as part of its strategy to benefit opportunistically from an inflationary environment. The Series may invest in fixed income securities of any type, including those issued by the U.S. Government and its agencies and instrumentalities, foreign governments and their agencies and instrumentalities and U.S. and foreign corporations. The Series is not subject to any restrictions on maturity or duration. The Series may invest up to 5% of its assets in debt securities rated below investment grade.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries.

In selecting individual securities, the Advisor first develops inflation outlooks and then identifies industries that it expects to be the beneficiaries of higher prices. Within those industries, the Advisor chooses individual equity holdings by looking for one or more of the following characteristics:
  Companies with products expected to benefit from inflation caused by structural supply and demand imbalances.
  Companies with resilient growth and margins in an inflationary environment supported by less price sensitive demand and robust pricing power.
  Companies with sustainable competitive advantages, such as those that provide an efficiency or substitute for an inflationary good.
  Companies that may be beneficiaries of post-inflation price declines during certain phases of the industry’s supply/demand cycle.
  Companies with undervalued assets that the Advisor expects to appreciate in an inflationary environment.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.
  The Advisor’s inflationary outlook is incorrect or the industries or companies in which the Series invests do not realize the expected benefit from inflation.
In addition to the general risks of stock funds, the Series may have special risks related to its investments in foreign stocks. These risks include:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series does not have a limit on the amount that it may invest in any one country, and therefore it may be subject to a higher degree of risk than if the Series’ investments were more diversified among countries. As a result of investing in relatively few countries, the Series will be more susceptible to country-specific economic or market factors, social or political factors, legal, custody, accounting, legislative and regulatory changes, and currency fluctuations. To the extent the Series invests in relatively few countries, it may experience increased volatility as compared to a fund which is more diversified among countries.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate shares of the expenses of the purchased ETF in addition to its own expenses.

Because the Series may invest in fixed-income securities, you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.
  The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
The value of the Series’ inflation protected fixed income securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

The Series is subject to the following risks due to its ability to invest in options and forward contracts:
  Options and forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or forward contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its options and forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.
The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEAR ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 03/31/12): 12.66% Lowest (quarter ended 06/30/12): (6.60)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Inflation Focus Equity Series	1 Year	Since Inception	Inception Date
CLASS A	14.26%	9.90%	Aug. 23, 2011
CLASS A Return After Taxes on Distributions	13.46%	9.35%	Aug. 23, 2011
CLASS A Return After Taxes on Distributions and Sale of Series Shares	9.58%	8.22%	Aug. 23, 2011
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	16.13%	12.93%	Aug. 23, 2011

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.